Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Commitments And Contingencies Tables
Summary of related payments
Twelve Months Ended March 31,	Total

2016	$744,412	*

2017	830,364	*

2018	848,435	*
	$2,423,211
Minimum payments related to the previously described contracts is summarized as follows:
Twelve Months Ended December 31,	Total

2015	595,706	*

2016	797,388	*

2017	821,399	*